Schedule of Investments (unaudited)	iShares® MSCI United Kingdom ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
BAE Systems PLC	4,862,178	$36,213,068
Rolls-Royce Holdings PLC(a)	12,624,087	19,128,588
		55,341,656
Banks — 10.3%
Barclays PLC	26,242,993	68,147,680
HSBC Holdings PLC	30,767,368	198,936,977
Lloyds Banking Group PLC	107,097,525	75,728,980
Natwest Group PLC	7,350,199	21,538,673
Standard Chartered PLC	4,046,505	29,112,920
		393,465,230
Beverages — 4.8%
Coca-Cola HBC AG.	303,221	11,033,995
Diageo PLC	3,534,170	170,429,984
		181,463,979
Capital Markets — 3.4%
3i Group PLC	1,468,863	25,846,954
Hargreaves Lansdown PLC	537,211	12,588,550
London Stock Exchange Group PLC	490,179	52,596,974
Schroders PLC	188,505	9,494,900
St. James’s Place PLC	810,569	16,035,458
Standard Life Aberdeen PLC	3,329,157	12,954,485
		129,517,321
Chemicals — 0.9%
Croda International PLC	210,967	20,879,613
Johnson Matthey PLC	291,922	12,592,820
		33,472,433
Commercial Services & Supplies — 0.5%
Rentokil Initial PLC	2,797,325	18,764,547

Diversified Financial Services — 0.4%
M&G PLC	3,926,771	13,579,497

Diversified Telecommunication Services — 0.9%
BT Group PLC(a)	13,497,894	33,411,400

Electric Utilities — 0.9%
SSE PLC	1,574,185	34,357,692

Electronic Equipment, Instruments & Components — 0.6%
Halma PLC	572,615	21,136,000

Equity Real Estate Investment Trusts (REITs) — 1.2%
British Land Co. PLC (The)	1,334,448	9,639,291
Land Securities Group PLC	1,058,099	10,532,431
Segro PLC	1,800,505	26,623,331
		46,795,053
Food & Staples Retailing — 1.5%
J Sainsbury PLC	2,516,621	9,473,428
Tesco PLC	11,678,871	36,966,697
Wm Morrison Supermarkets PLC	3,652,547	9,163,451
		55,603,576
Food Products — 0.5%
Associated British Foods PLC(a)	537,791	17,665,180

Health Care Equipment & Supplies — 0.8%
Smith & Nephew PLC	1,323,925	28,838,914

Health Care Providers & Services — 0.0%
NMC Health PLC(b)	122,262	2
Security	Shares	Value

Hotels, Restaurants & Leisure — 3.0%
Compass Group PLC(a)	2,692,659	$61,380,471
Entain PLC(a)	886,328	20,723,819
InterContinental Hotels Group PLC(a)	275,802	19,205,177
Whitbread PLC(a)	305,238	13,747,575
		115,057,042
Household Durables — 1.7%
Barratt Developments PLC	1,535,830	16,437,742
Berkeley Group Holdings PLC	185,277	12,279,630
Persimmon PLC	483,225	21,606,088
Taylor Wimpey PLC	5,493,843	13,319,521
		63,642,981
Household Products — 2.5%
Reckitt Benckiser Group PLC	1,076,923	97,136,860

Industrial Conglomerates — 1.1%
DCC PLC	148,997	12,651,711
Melrose Industries PLC	7,338,166	17,935,704
Smiths Group PLC	599,964	13,157,731
		43,745,146
Insurance — 5.3%
Admiral Group PLC	290,169	12,082,542
Aviva PLC	5,932,343	34,570,338
Direct Line Insurance Group PLC	2,072,598	8,749,904
Legal & General Group PLC	9,025,786	36,387,541
Phoenix Group Holdings PLC	905,480	9,451,964
Prudential PLC	3,943,416	83,905,712
RSA Insurance Group Ltd.	1,557,269	15,118,257
		200,266,258
Interactive Media & Services — 0.3%
Auto Trader Group PLC(a)(c)	1,454,954	11,577,703

Internet & Direct Marketing Retail — 0.5%
Ocado Group PLC(a)	736,050	19,692,972

Machinery — 0.5%
Spirax-Sarco Engineering PLC	111,300	20,005,750

Media — 1.5%
Informa PLC(a)	2,268,809	17,466,005
Pearson PLC	1,136,056	13,208,317
WPP PLC	1,851,599	25,577,238
		56,251,560
Metals & Mining — 11.0%
Anglo American PLC	1,955,365	86,804,987
Antofagasta PLC	593,576	12,995,237
BHP Group PLC	3,191,247	96,230,752
Evraz PLC	774,993	6,998,262
Glencore PLC	15,083,217	68,614,213
Rio Tinto PLC	1,695,230	145,786,795
		417,430,246
Multi-Utilities — 1.9%
National Grid PLC	5,357,271	71,508,639

Multiline Retail — 0.6%
Next PLC(a)	200,990	23,210,834

Oil, Gas & Consumable Fuels — 9.3%
BP PLC	30,734,808	133,888,660
Royal Dutch Shell PLC, Class A	6,195,320	118,225,796

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC, Class B	5,599,294	$101,802,098
		353,916,554
Paper & Forest Products — 0.5%
Mondi PLC	732,358	19,778,154

Personal Products — 6.2%
Unilever PLC	3,971,516	238,047,511

Pharmaceuticals — 10.0%
AstraZeneca PLC	1,982,853	225,992,877
GlaxoSmithKline PLC	7,599,438	144,950,269
Hikma Pharmaceuticals PLC	259,716	8,996,026
		379,939,172
Professional Services — 3.9%
Experian PLC	1,384,561	53,047,942
Intertek Group PLC	243,299	18,702,849
RELX PLC	2,920,451	76,069,126
		147,819,917
Software — 0.6%
AVEVA Group PLC	174,562	8,646,644
Sage Group PLC (The)	1,650,002	15,343,831
		23,990,475
Specialty Retail — 0.7%
JD Sports Fashion PLC(a)	775,389	10,379,036
Kingfisher PLC(a)	3,187,349	16,175,952
		26,554,988
Textiles, Apparel & Luxury Goods — 0.5%
Burberry Group PLC(a)	611,763	18,510,837

Tobacco — 4.2%
British American Tobacco PLC	3,292,220	126,800,689
Imperial Brands PLC	1,428,473	32,387,481
		159,188,170
Trading Companies & Distributors — 2.9%
Ashtead Group PLC	680,380	49,632,097
Security	Shares	Value

Trading Companies & Distributors (continued)
Bunzl PLC	509,320	$16,496,875
Ferguson PLC	339,986	46,173,522
		112,302,494
Water Utilities — 0.7%
Severn Trent PLC	360,586	12,533,414
United Utilities Group PLC	1,032,010	14,347,615
		26,881,029
Wireless Telecommunication Services — 1.9%
Vodafone Group PLC	40,502,241	73,432,804

Total Common Stocks — 99.4%
(Cost: $3,833,564,932)		3,783,300,576

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,360,000	1,360,000

Total Short-Term Investments — 0.0%
(Cost: $1,360,000)		1,360,000

Total Investments in Securities — 99.4%
(Cost: $3,834,924,932)		3,784,660,576

Other Assets, Less Liabilities — 0.6%		22,845,548

Net Assets — 100.0%		$3,807,506,124

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$1,317,900	$—		$(1,315,614	)(b)	$(2,606)	$320	$—	—	$1,680	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	800,000	560,000	(b)	—		—	—	1,360,000	1,360,000	534		—
						$(2,606)	$320	$1,360,000		$2,214		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom ETF
May 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	390	06/18/21	$38,873	$990,112

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 2	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$3,783,300,574	$2	$3,783,300,576
Money Market Funds	1,360,000	—	—	1,360,000
	$1,360,000	$3,783,300,574	$2	$3,784,660,576
Derivative financial instruments(a)
Assets
Futures Contracts	$990,112	$—	$—	$990,112

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.